Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
Electronic equipment	$245,819	$39,953
Office equipment	2,439,125	396,427
Leasehold improvement	99,531	140,728
Less: accumulated depreciation	(916,739)	(435,303)
Property and equipment, net	$1,867,736	$141,805

Depreciation expense was $244,028, $490,331 and $86,596 for the years ended December 31, 2023, 2024 and 2025, respectively.